SCHEDULE OF DEFERRED TAX ASSETS (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
NOL Carryforward	$ 6,391,691	$ 6,391,691
AMT Credit		111,950
Total deferred tax assets	6,391,691	6,503,641
Valuation allowance	(6,391,691)	(6,391,641)
Net deferred tax asset		$ 111,950